RECENT ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2019
RECENT ACQUISITION [Abstract]
Final Valuation of Assets Acquired and Liabilities Assumed
The following table reflects our preliminary valuation of the assets acquired and liabilities assumed:

(In thousands)
Cash and cash equivalents	$23,521
Interest bearing deposits - time	4,054
Securities available for sale	6,066
Federal Home Loan Bank stock	778
Loans, net	295,799
Property and equipement, net	1,067
Capitalized mortgage loan servicing rights	3,047
Accrued income and other assets	3,362
Other intangibles (1)	5,798
Total assets acquired	343,492

Deposits	287,710
Other borrowings	14,345
Subordinated debentures	3,768
Accrued expenses and other liabilities	1,429
Total liabilities assumed	307,252
Net assets acquired	36,240
Goodwill	28,300
Purchase price (fair value of consideration)	$64,540

(1)	Relates to core deposit intangibles (see note #7).